Summary of Significant Accounting Policies - Summary of Restatement of Statement of Income (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Restatement [line items]
Revenues	S/ 3,899,462	S/ 4,014,013	S/ 4,137,309
Gross profit	674,489	502,452	316,089
Administrative expenses	(278,433)	(322,454)	(278,303)
Other (expenses) income, net	(61,335)	(32,869)	(22,360)
Gain (loss) from the sale of investments	(7)	34,545	46,336
Operating profit (loss)	334,714	181,674	61,762
Financial expenses	(247,982)	(150,777)	(198,055)
Financial income	50,925	13,742	18,225
Share of the profit or loss in associates and joint ventures	(3,709)	473	(590,066)
Profit (loss) before income tax	133,948	45,112	(708,134)
Income tax	(113,318)	(46,305)	152,182
Profit (loss) from continuing operations	20,630	(1,193)	(555,952)
Profit from discontinued operations	36,785	210,431	104,354
Profit of the year	S/ 57,415	S/ 209,238	S/ (451,598)
Earnings per share attributable to owners of the Company during the year	S/ (0.125)	S/ 0.225	S/ (0.772)
Audited [member]
Disclosure Of Restatement [line items]
Revenues		S/ 6,080,142
Operating costs		(5,407,355)
Gross profit		672,787
Administrative expenses		(429,181)
Other (expenses) income, net		(20,545)
Gain (loss) from the sale of investments		274,363
Operating profit (loss)		497,424
Financial expenses		(185,445)
Financial income		15,407
Share of the profit or loss in associates and joint ventures		1,327
Profit (loss) before income tax		328,713
Income tax		(123,037)
Profit (loss) from continuing operations		205,676
Profit from discontinued operations		3,562
Profit of the year		S/ 209,238
Earnings per share attributable to owners of the Company during the year		S/ 0.225
Loss per share from continuing operations attributable to owners of the Company during the year		S/ 0.220
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Restatement [line items]
Gain (loss) from the sale of investments		S/ (218,264)
Operating profit (loss)		(218,264)
Profit (loss) before income tax		(218,264)
Income tax		63,940
Profit (loss) from continuing operations		(154,324)
Profit from discontinued operations		154,324
Restated balance [member]
Disclosure Of Restatement [line items]
Revenues		6,080,142
Operating costs		(5,407,355)
Gross profit		672,787
Administrative expenses		(429,181)
Other (expenses) income, net		(20,545)
Gain (loss) from the sale of investments		56,099
Operating profit (loss)		279,160
Financial expenses		(185,445)
Financial income		15,407
Share of the profit or loss in associates and joint ventures		1,327
Profit (loss) before income tax		110,449
Income tax		(59,097)
Profit (loss) from continuing operations		51,352
Profit from discontinued operations		157,886
Profit of the year		S/ 209,238
Earnings per share attributable to owners of the Company during the year		S/ 0.225
Loss per share from continuing operations attributable to owners of the Company during the year		S/ (0.014)